N-2 $ in Millions	Oct. 01, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Securities Act File Number	814-00861
Document Type	8-K
Entity Registrant Name	Fidus Investment Corporation
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 1, 2025, Fidus Investment Corporation (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company and Fidus Investment Advisors, LLC (the “Adviser”), on the one hand, and Raymond James & Associates, Inc. and ING Financial Markets LLC, as representatives of the several underwriters named in Exhibit A thereto, on the other hand, in connection with the issuance and sale of an additional $100.0 million in aggregate principal amount of the Company’s 6.750% Notes due 2030 (the “New 2030 Notes” and the issuance and sale thereof, the “Offering”).
The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser, and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.
The foregoing description of the Underwriting Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Underwriting Agreement, which is filed as an exhibit hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	6.750% Notes due 2030
Long Term Debt, Principal	$ 100.0
Long Term Debt, Dividends and Covenants [Text Block]	The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser, and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.
Outstanding Securities [Table Text Block]	On October 3, 2025, the Company caused notices to be issued to the holders of its 4.75% Notes due 2026 (CUSIP No. 316500 AB3) (the “2026 Notes”) regarding the Company’s exercise of its option to redeem, in full, $100.0 million in aggregate principal amount of the issued and outstanding 2026 Notes, pursuant to Section 1104 of the Base Indenture and Section 1.01(h) of the Fourth Supplemental Indenture, dated as of December 23, 2020, by and between the Company and the Trustee. The Company will redeem $100.0 million in aggregate principal amount of the issued and outstanding 2026 Notes on November 3, 2025 (the “Redemption Date”). The redemption price for the 2026 Notes equals 100% of the $100.0 million aggregate principal amount of the 2026 Notes being redeemed on the Redemption Date, plus accrued and unpaid interest to, but excluding, the Redemption Date. A copy of the notice of redemption of the 2026 Notes is filed as Exhibit 99.1 hereto and incorporated by reference herein.
Outstanding Security, Title [Text Block]	4.75% Notes due 2026